Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment [Abstract]
Schedule of Fair Value of the Options	The RSUs represent the right to receive ordinary shares at a future time and vest over a period of two to four years.
RSUs- Directors, employees

Number of share options granted (ADSs)	1,806,000
Fair value at the grant date (thousands of USD)	4,854,040
Range of share price (USD)	$2.59–$2.83